Loans Allowance for Loan Losses and Credit Quality (Tables)	12 Months Ended
Dec. 31, 2022
Loans Allowance for Loan Losses and Credit Quality
Schedule of composition of net loans
	December 31, 2022		December 31, 2021

Commercial & industrial	$112,951,873	15.09%	$111,125,622	16.10%
Purchased loans	7,530,458	1.00%	9,807,848	1.42%
Commercial real estate	356,892,986	47.68%	300,958,931	43.62%
Municipal	34,633,055	4.63%	47,955,231	6.95%
Residential real estate - 1st lien	198,743,375	26.55%	181,316,345	26.28%
Residential real estate - Jr lien	33,756,872	4.51%	34,359,864	4.98%
Consumer	4,039,989	0.54%	4,464,692	0.65%
Total loans	748,548,608	100.00%	689,988,533	100.00%

ALL	(8,709,225)		(7,710,256)
Deferred net loan costs (fees)	493,275		(37,972)
Net loans	$740,332,658		$682,240,305

Schedule of age analysis of loans by portfolio segment
						Non-	90 Days or
		90 Days	Total			Accrual	More and
December 31, 2022	30-89 Days	or More	Past Due	Current	Total Loans	Loans	Accruing

Commercial & industrial	$2,377,668	$879,802	$3,257,470	$109,694,403	$112,951,873	$3,442,124	$0
Purchased loans	0	0	0	7,530,458	7,530,458	0	0
Commercial real estate	1,395,444	353,842	1,749,286	355,143,700	356,892,986	3,180,478	324,927
Municipal	0	0	0	34,633,055	34,633,055	0	0
Residential real estate
1st lien	1,517,653	641,141	2,158,794	196,584,581	198,743,375	1,136,330	248,157
Jr lien	321,579	25,007	346,586	33,410,286	33,756,872	131,088	0
Consumer	18,745	0	18,745	4,021,244	4,039,989	0	0
Totals	$5,631,089	$1,899,792	$7,530,881	$741,017,727	$748,548,608	$7,890,020	$573,084

						Non-	90 Days or
		90 Days	Total			Accrual	More and
December 31, 2021	30-89 Days	or More	Past Due	Current	Total Loans	Loans	Accruing

Commercial & industrial	$833,875	$0	$833,875	$110,291,747	$111,125,622	$98,661	$0
Purchased loans	0	0	0	9,807,848	9,807,848	0	0
Commercial real estate	49,450	2,400,514	2,449,964	298,508,967	300,958,931	4,517,839	0
Municipal	0	0	0	47,955,231	47,955,231	0	0
Residential real estate
1st lien	1,190,300	608,775	1,799,075	179,517,270	181,316,345	1,180,563	506,827
Jr lien	51,837	86,476	138,313	34,221,551	34,359,864	143,566	86,476
Consumer	9,741	0	9,741	4,454,951	4,464,692	0	0
Totals	$2,135,203	$3,095,765	$5,230,968	$684,757,565	$689,988,533	$5,940,629	$593,303

Residential mortgage loans in process of foreclosure
	Number of loans	Balance

December 31, 2022	1	$19,746
December 31, 2021	5	195,082

Changes in the allowance for loan losses
					Residential	Residential
	Commercial	Purchased	Commercial		Real Estate	Real Estate
	& Industrial	Loans	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Unallocated	Total

ALL beginning balance	$870,392	$68,655	$4,151,760	$76,728	$1,765,892	$182,014	$55,698	$539,117	$7,710,256
Charge-offs	(76,875)	0	(667,474)	0	0	0	(63,625)	0	(807,974)
Recoveries	14,112	0	667,474	0	111,763	5,089	30,505	0	828,943
Provision (credit)	308,693	(15,565)	910,053	(14,389)	124,181	54,847	47,108	(436,928)	978,000
ALL ending balance	$1,116,322	$53,090	$5,061,813	$62,339	$2,001,836	$241,950	$69,686	$102,189	$8,709,225

ALL evaluated for impairment
Individually	$2,322	$0	$0	$0	$106,280	$0	$0	$0	$108,602
Collectively	1,114,000	53,090	5,061,813	62,339	1,895,556	241,950	69,686	102,189	8,600,623
Total	$1,116,322	$53,090	$5,061,813	$62,339	$2,001,836	$241,950	$69,686	$102,189	$8,709,225

Loans evaluated for impairment
Individually	$3,442,124	$0	$3,176,835	$0	$3,816,012	$77,416	$0		$10,512,387
Collectively	109,509,749	7,530,458	353,716,151	34,633,055	194,927,363	33,679,456	4,039,989		738,036,221
Total	$112,951,873	$7,530,458	$356,892,986	$34,633,055	$198,743,375	$33,756,872	$4,039,989		$748,548,608
					Residential	Residential
	Commercial	Purchased	Commercial		Real Estate	Real Estate
	& Industrial	Loans	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Unallocated	Total

ALL beginning balance	$778,287	$64,260	$3,854,153	$82,211	$1,735,304	$234,896	$60,461	$398,913	$7,208,485
Charge-offs	(18,847)	0	(22,000)	0	(98,704)	0	(87,651)	0	(227,202)
Recoveries	4,761	0	27,160	0	7,636	10,821	54,430	0	104,808
Provision (credit)	106,191	4,395	292,447	(5,483)	121,656	(63,703)	28,458	140,204	624,165
ALL ending balance	$870,392	$68,655	$4,151,760	$76,728	$1,765,892	$182,014	$55,698	$539,117	$7,710,256

ALL evaluated for impairment
Individually	$0	$0	$0	$0	$79,978	$0	$0	$0	$79,978
Collectively	870,392	68,655	4,151,760	76,728	1,685,914	182,014	55,698	539,117	7,630,278
Total	$870,392	$68,655	$4,151,760	$76,728	$1,765,892	$182,014	$55,698	$539,117	$7,710,256

Loans evaluated for impairment
Individually	$93,362	$0	$4,553,734	$0	$3,720,503	$88,563	$0		$8,456,162
Collectively	111,032,260	9,807,848	296,405,197	47,955,231	177,595,842	34,271,301	4,464,692		681,532,371
Total	$111,125,622	$9,807,848	$300,958,931	$47,955,231	$181,316,345	$34,359,864	$4,464,692		$689,988,533

Impaired loans by segment
	As of December 31, 2022
		Unpaid
	Recorded	Principal	Related
	Investment(1)	Balance	Allowance

Related allowance recorded
Commercial & industrial	$452,963	$462,745	$2,322
Residential real estate – 1st lien	1,041,730	1,073,350	106,280
Total with related allowance	1,494,693	1,536,095	108,602

No related allowance recorded
Commercial & industrial	2,989,161	3,078,769
Commercial real estate	3,176,962	3,671,196
Residential real estate - 1st lien	2,785,669	3,805,682
Residential real estate - Jr lien	77,419	126,250
Total with no related allowance	9,029,211	10,681,897

Total impaired loans	$10,523,904	$12,217,992	$108,602
	As of December 31, 2022
	Year Ended
	Average	Interest
	Recorded	Income
	Investment	Recognized

Related allowance recorded
Commercial & industrial	$281,412	$0
Commercial real estate	49,942	0
Residential real estate - 1st lien	983,944	64,479
Residential real estate - Jr lien	506	0
Total with related allowance	1,315,804	64,479

No related allowance recorded
Commercial & industrial	1,180,935	204
Commercial real estate	3,680,783	115,651
Residential real estate - 1st lien	2,808,989	177,892
Residential real estate - Jr lien	82,261	314
Total with no related allowance	7,752,968	294,061

Total impaired loans	$9,068,772	$358,540
	As of December 31, 2021
		Unpaid
	Recorded	Principal	Related
	Investment(1)	Balance	Allowance

Related allowance recorded
Residential real estate - 1st lien	$702,586	$716,118	$79,978
Total with related allowance	702,586	716,118	79,978

No related allowance recorded
Commercial & industrial	93,362	115,414
Commercial real estate	4,554,074	5,108,557
Residential real estate - 1st lien	3,050,647	4,076,352
Residential real estate - Jr lien	88,570	132,802
Total with no related allowance	7,786,653	9,433,125

Total impaired loans	$8,489,239	$10,149,243	$79,978
	As of December 31, 2021
	Year Ended
	Average	Interest
	Recorded	Income
	Investment	Recognized

Related allowance recorded
Residential real estate - 1st lien	$858,124	$60,769
Residential real estate - Jr lien	3,452	243
Total with related allowance	861,576	61,012

No related allowance recorded
Commercial & industrial	290,181	204
Commercial real estate	2,747,193	120,996
Residential real estate - 1st lien	3,331,971	205,514
Residential real estate - Jr lien	124,803	186
Total with no related allowance	6,494,148	326,900

Total impaired loans	$7,355,724	$387,912

Risk ratings portfolio
					Residential	Residential
	Commercial	Purchased	Commercial		Real Estate	Real Estate
	& Industrial	Loans	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Total

Group A	$104,697,047	$7,530,458	$347,732,935	$34,633,055	$195,269,893	$33,538,767	$4,039,989	$727,442,144
Group B	6,296,411	0	2,754,649	0	0	0	0	9,051,060
Group C	1,958,415	0	6,405,402	0	3,473,482	218,105	0	12,055,404
Total	$112,951,873	$7,530,458	$356,892,986	$34,633,055	$198,743,375	$33,756,872	$4,039,989	$748,548,608
					Residential	Residential
	Commercial	Purchased	Commercial		Real Estate	Real Estate
	& Industrial	Loans	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Total

Group A	$107,799,925	$9,807,848	$285,732,365	$47,955,231	$177,456,149	$34,166,076	$4,464,692	$667,382,286
Group B	693,084	0	6,550,335	0	0	0	0	7,243,419
Group C	2,632,613	0	8,676,231	0	3,860,196	193,788	0	15,362,828
Total	$111,125,622	$9,807,848	$300,958,931	$47,955,231	$181,316,345	$34,359,864	$4,464,692	$689,988,533

Loans modified as TDRs
		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Residential real estate -1st lien	2	$562,592	$562,592
		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial & industrial	1	$41,751	$41,751
Commercial real estate	2	3,153,402	3,153,402
Residential real estate
1st lien	1	67,007	67,007
	4	$3,262,160	$3,262,160

TDRs payment default
	Number of	Recorded
	Contracts	Investment

Commercial & industrial	1	$38,001
Commercial real estate	2	3,081,810
	3	$3,119,811

Specific allowances
	2022	2021

Specific Allocation	$106,280	$79,978